OIL AND GAS PROPERTIES (Details 2) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($) $ / shares
Revenue	$ 5,745
Lease operating costs	(3,752)
Net income (loss)	$ 52,126
Net income (loss) per common share (diluted) | $ / shares	$ 4.59
PEDEVCO
Revenue	$ 4,523
Lease operating costs	(2,821)
Net income (loss)	$ 53,607
Net income (loss) per common share (diluted) | $ / shares	$ 4.74
New Mexico Asset Acquisition
Revenue	$ 1,222	[1]
Lease operating costs	(931)	[1]
Net income (loss)	$ (1,481)	[1]
Net income (loss) per common share (diluted) | $ / shares	$ (.15)	[1]

[1]	Amount are based on Company estimates.